Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 660,170.6	$ 23,510.4	$ 455,399.3
Financial assets at fair value through profit or loss	2,259.4	80.4	326.8
Financial assets at fair value through other comprehensive income	122,448.5	4,360.7	127,396.6
Financial assets at amortized cost	6,598.0	235.0	299.9
Hedging financial assets	0.1		25.9
Notes and accounts receivable, net	145,480.3	5,180.9	138,908.6
Receivables from related parties	558.1	19.9	862.1
Other receivables from related parties	50.6	1.8	51.6
Inventories	137,353.4	4,891.5	82,981.2
Other financial assets	10,676.1	380.2	11,041.1
Other current assets	6,590.2	234.7	5,320.8
Total current assets	1,092,185.3	38,895.5	822,613.9
NONCURRENT ASSETS
Financial assets at fair value through other comprehensive income	4,514.9	160.8	4,124.3
Financial assets at amortized cost	4,372.2	155.7	7,348.9
Investments accounted for using equity method	18,730.2	667.0	18,618.8
Property, plant and equipment	1,555,589.1	55,398.5	1,352,377.4
Right-of-use assets	27,728.5	987.5	17,232.4
Intangible assets	25,768.1	917.7	20,653.0
Deferred income tax assets	25,958.2	924.4	17,928.4
Refundable deposits	1,343.0	47.8	2,085.0
Other noncurrent assets	4,411.0	157.1	1,742.9
Total noncurrent assets	1,668,415.2	59,416.5	1,442,111.1
TOTAL	2,760,600.5	98,312.0	2,264,725.0
CURRENT LIABILITIES
Short-term loans	88,559.0	3,153.8	118,522.3
Financial liabilities at fair value through profit or loss	94.1	3.4	982.3
Hedging financial liabilities	1.2	0.1	1.8
Accounts payable	38,987.3	1,388.4	38,771.1
Payables to related parties	2,107.7	75.1	1,434.9
Salary and bonus payable	20,071.2	714.8	16,272.3
Accrued profit sharing bonus to employees and compensation to directors and supervisors	35,681.0	1,270.7	23,648.9
Payables to contractors and equipment suppliers	157,805.0	5,619.8	140,810.7
Cash dividends payable	129,652.0	4,617.2	129,652.0
Income tax payable	68,656.7	2,445.0	40,094.3
Long-term liabilities - current portion	2,600.0	92.6	31,800.0
Accrued expenses and other current liabilities	87,683.2	3,122.6	56,373.2
Total current liabilities	631,898.4	22,503.5	598,363.8
NONCURRENT LIABILITIES
Bonds payable	254,105.1	9,049.3	25,100.0
Long-term bank loans	1,967.6	70.1
Deferred income tax liabilities	1,729.9	61.6	344.4
Lease liabilities	20,560.6	732.2	15,041.8
Net defined benefit liability	11,914.1	424.3	9,182.5
Guarantee deposits	265.6	9.5	176.9
Others	2,395.4	85.3	2,128.3
Total noncurrent liabilities	292,938.3	10,432.3	51,973.9
Total liabilities	924,836.7	32,935.8	650,337.7
EQUITY ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT
Capital stock	259,303.8	9,234.5	259,303.8
Capital surplus	56,347.2	2,006.7	56,339.7
Retained earnings
Appropriated as legal capital reserve	311,147.0	11,080.7	311,147.0
Appropriated as special capital reserve	42,259.1	1,505.0	10,675.1
Unappropriated earnings	1,220,434.0	43,462.7	1,003,808.3
Total retained earnings	1,573,840.1	56,048.4	1,325,630.4
Others	(54,679.8)	(1,947.3)	(27,568.3)
Equity attributable to shareholders of the parent	1,834,811.3	65,342.3	1,613,705.6
NON - CONTROLLING INTERESTS	952.5	33.9	681.7
Total equity	1,835,763.8	65,376.2	1,614,387.3
TOTAL	$ 2,760,600.5	$ 98,312.0	$ 2,264,725.0